Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 15, 2011
Registrant Name	dei_EntityRegistrantName	LoCorr Investment Trust
Central Index Key	dei_EntityCentralIndexKey	0001506768
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 15, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 15, 2011

LoCorr Managed Futures Strategy Fund (Prospectus Summary) | LoCorr Managed Futures Strategy Fund
FUND SUMMARY
Investment Objectives:
The Fund's primary investment objective is capital
appreciation in rising and falling equity markets

managing volatility as a secondary objective.

Fees and Expenses of the Fund:
This table describes the fees and expenses that
you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 23 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees LoCorr Managed Futures Strategy Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee as a % of amount redeemed if sold within 30 days	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LoCorr Managed Futures Strategy Fund		Class A	Class C	Class I
Management Fees		1.50%	1.50%	1.50%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.77%	0.77%	0.77%
Total Annual Fund Operating Expenses		2.52%	3.27%	2.27%
Fee Waiver	[2]	(0.32%)	(0.32%)	(0.32%)
Total Annual Fund Operating Expenses After Fee Waiver		2.20%	2.95%	1.95%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least April 30, 2012, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 2.20%, 2.95% and 1.95% of the daily average net assets attributable to each of the Class A, Class C and Class I, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example LoCorr Managed Futures Strategy Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class A	785	1,286
Class C	298	977
Class I	198	679

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies:
The Fund seeks to achieve its investment
objectives by allocating its assets using two principal strategies:

  ·    "Managed Futures" Strategy

   ·   "Fixed Income" Strategy

The Managed Futures strategy is designed to produce capital appreciation by capturing returns related to the commodity and financial markets by investing primarily in securities of (1) limited partnerships, (2) corporations, (3)
limited liability companies and (4) other types of pooled investment vehicles, including commodity pools (collectively, "Underlying Funds"). Each Underlying
Fund invests according to its manager's sub-strategy, long or short in one or a combination of: (i) futures, (ii) forwards, (iii) options, (iv) spot contracts, or (v) swaps, each of which may be tied to (a) currencies, (b) interest rates,
(c) stock market indices, (d) energy resources, (e) metals or (f) agricultural products. These derivative instruments are used as substitutes for securities, interest rates, currencies and commodities and for hedging. The Fund does not invest more than 25% of its assets in contracts with any one counterparty. Managed futures sub-strategies may include investment styles that rely upon buy and sell signals generated from technical analysis systems such as trend-pattern recognition, as well as from fundamental economic analysis and relative value comparisons. Managed Futures strategy investments will be made without restriction as to the Underlying Fund's country.

The Fund will execute its Managed Futures strategy primarily by investing up to
25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled subsidiary (the "Subsidiary"). The Subsidiary will invest the majority of its assets in Underlying Funds. The Subsidiary is subject to the same investment restrictions as the Fund. The adviser anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund will allocate approximately 25% of its assets to the
Managed Futures strategy and approximately 75% of its assets to the Fixed Income strategy. However, as market conditions change the portion allocated may be higher or lower.

The Fixed Income strategy is designed to generate interest income and preserve principal by investing primarily in investment grade securities including: (1)
obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, (2) securities issued or guaranteed by foreign governments, their political subdivisions or agencies or instrumentalities, (3)
bonds, notes, or similar debt obligations issued by U.S. or foreign corporations or special-purpose entities backed by corporate debt obligations, (4) U.S.
asset-backed securities ("ABS"), (5) U.S. residential mortgage-backed securities
("MBS"), (6) U.S. commercial mortgage-backed securities ("CMBS"), (7) interest rate-related futures contracts and (8) interest rate-related or credit default-related swap contracts. The Fund defines investment grade fixed income securities as those that are rated, at the time purchased, in the top four categories by a rating agency such as Moody's Investors Service, Inc.
("Moody's") or Standard & Poor's Ratings Group ("S&P"), or, if unrated, determined to be of comparable quality. However, the fixed income portion of the
Fund's portfolio will be invested without restriction as to individual issuer country, type of entity, or capitalization. Futures and swap contracts are used for hedging purposes and as substitutes for fixed income securities. The Fund's adviser delegates management of the Fund's Fixed Income strategy portfolio to a sub-adviser.

The Fund seeks to achieve its secondary investment objective primarily by (1)
diversifying the Managed Futures strategy investments among asset classes and sub-strategies that are not expected to have returns that are highly correlated to each other or the equity markets and (2) by selecting Fixed Income strategy investments that are short-term to medium-term interest income-generating securities (those with maturities or average lives of less than 10 years) that are expected to be less volatile than the equity markets in general and that are not expected to have returns that are highly correlated to the equity markets or the Managed Futures strategy. However, the Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the
Fund may invest in fewer securities at any one time than a diversified fund.

The Fund and the adviser have requested, or intend to request, that the
Securities and Exchange Commission grant an order that allows the adviser to hire a new sub-adviser or sub-advisers without shareholder approval. Until that order is granted, shareholder approval is required if the adviser hires a new sub-adviser or sub-advisers. However, there is no guarantee that such an order will be issued.

ADVISER'S INVESTMENT PROCESS

The adviser will pursue the Fund's investment objectives, in part, by utilizing its investment and risk management process.

· Underlying Fund selection represents the result of quantitative and qualitative reviews that identify Underlying Funds and their managers chosen for their alternative investment market niche (investments other than stocks and bonds), historical performance, management accessibility, commitment, investment strategy, as well as process and methodology. Using this selection process, the adviser believes it can identify Underlying Funds with above-average expected returns and lower-than-average volatility.

· Risk Management represents the ongoing attention to the historical return performance of each Underlying Fund as well as the interaction or correlation of returns between Underlying Funds. Using this risk management process, the adviser believes the Fund, over time, will not be highly correlated to the equity markets and will provide the potential for reducing volatility in investors' portfolios.

The adviser buys securities that it believes offer above-average expected returns and lower-than-average volatility and sells them when it believes they have reached their target price, to adjust asset allocation or when more attractive investments are available.

SUB-ADVISER'S INVESTMENT PROCESS

The sub-adviser selects securities using a "top-down" approach that begins with the formulation of the sub-adviser's general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, the sub-adviser selects individual securities within these sectors or industries that it believes have above peer-group expected yield, potential for capital preservation or appreciation. The sub-adviser selects futures and swaps to hedge interest rate and credit risks and as substitutes for securities when it believes derivatives provide a better return profile or when specific securities are temporarily unavailable. The sub-adviser sells securities and derivatives to adjust interest rate risk, adjust credit risk, when a price target is reached, or when a security's or derivative's price outlook is deteriorating.

Principal Investment Risks:
As with all mutual funds, there is the risk that you
could lose money through your investment in the Fund. Many factors affect the
Fund's net asset value and performance.

The following risks apply to the Fund's direct investments in securities and derivatives as well as the Fund's indirect risks through investing in Underlying
Funds and the Subsidiary.

· ABS, MBS and CMBS Risk: ABS, MBS and CMBS are subject to credit risk because underlying loan borrowers may default. Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity. The value of these securities may go down as a result of changes in prepayment rates on the underlying mortgages or loans. During periods of declining interest rates, prepayment rates usually increase and the Fund may have to reinvest prepayment proceeds at a lower interest rate. CMBS are less susceptible to this risk because underlying loans may have prepayment penalties or prepayment lock out periods.

· Commodity Risk: Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

· Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the
  Fund may be lowered if an issuer's financial condition changes.

· Derivatives Risk: Derivatives are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Short positions are subject to potentially unlimited liability. Purchased options may expire worthless. Over the counter derivatives, such as swaps, are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund's losses.

· Fixed Income Risk:  Typically, a rise in interest rates causes a decline in the value of fixed income securities. The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

· Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

· Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

· Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

· Leverage Risk: Using derivatives to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

· Limited History of Operations: The Fund is a new mutual fund and has a limited history of operation. In addition, the adviser has not previously managed a mutual fund.

· Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

· Management Risk: The adviser's and sub-adviser's judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the adviser's judgments about the potential performance of the sub-adviser may also prove incorrect and may not produce the desired results.

· Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

· Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The
  Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

· Regulatory Change Risk: Recently the CFTC has proposed changes to Rule 4.5 under the Commodity Exchange Act which, if adopted, could require the Fund and the Subsidiary to register with the CFTC. Such changes could potentially limit or restrict the ability of the Fund to pursue its investment strategy, and/or increase the costs of implementing its strategy.

· Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the adviser's ability to accurately anticipate the future value of a security or instrument. The Fund's losses are potentially unlimited in a short position transaction.

· Underlying Funds Risk: Underlying Funds are subject to management and other expenses, which will be indirectly paid by the Fund. Management expenses typically are up to 2% of Underlying Fund assets and may include additional performance-based compensation of up to 20% of Underlying Fund profits. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund will pay performance based fees to each manager without regard to the performance of other managers and the Underlying Fund's overall profitability. Underlying
  Funds are subject to specific risks, depending on the nature of the fund.

· Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the
  Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this
  Prospectus, will not be subject to all of the investor protections of the 1940
  Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this
  Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Who Should Invest in the Fund?

The adviser believes the Fund is appropriate for investors seeking the low-correlation benefits of managed futures investing, relative to traditional stock portfolios.

Performance:
Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting
www.LoCorrFunds.com or by calling 1-855-523-8637.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 8, 2011
LoCorr Managed Futures Strategy Fund (Prospectus Summary) | LoCorr Managed Futures Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objectives:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund's primary investment objective is capital
appreciation in rising and falling equity markets

Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock
managing volatility as a secondary objective.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that
you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 23 of the Fund's Prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment
objectives by allocating its assets using two principal strategies:

  ·    "Managed Futures" Strategy

   ·   "Fixed Income" Strategy

The Managed Futures strategy is designed to produce capital appreciation by capturing returns related to the commodity and financial markets by investing primarily in securities of (1) limited partnerships, (2) corporations, (3)
limited liability companies and (4) other types of pooled investment vehicles, including commodity pools (collectively, "Underlying Funds"). Each Underlying
Fund invests according to its manager's sub-strategy, long or short in one or a combination of: (i) futures, (ii) forwards, (iii) options, (iv) spot contracts, or (v) swaps, each of which may be tied to (a) currencies, (b) interest rates,
(c) stock market indices, (d) energy resources, (e) metals or (f) agricultural products. These derivative instruments are used as substitutes for securities, interest rates, currencies and commodities and for hedging. The Fund does not invest more than 25% of its assets in contracts with any one counterparty. Managed futures sub-strategies may include investment styles that rely upon buy and sell signals generated from technical analysis systems such as trend-pattern recognition, as well as from fundamental economic analysis and relative value comparisons. Managed Futures strategy investments will be made without restriction as to the Underlying Fund's country.

The Fund will execute its Managed Futures strategy primarily by investing up to
25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled subsidiary (the "Subsidiary"). The Subsidiary will invest the majority of its assets in Underlying Funds. The Subsidiary is subject to the same investment restrictions as the Fund. The adviser anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund will allocate approximately 25% of its assets to the
Managed Futures strategy and approximately 75% of its assets to the Fixed Income strategy. However, as market conditions change the portion allocated may be higher or lower.

The Fixed Income strategy is designed to generate interest income and preserve principal by investing primarily in investment grade securities including: (1)
obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, (2) securities issued or guaranteed by foreign governments, their political subdivisions or agencies or instrumentalities, (3)
bonds, notes, or similar debt obligations issued by U.S. or foreign corporations or special-purpose entities backed by corporate debt obligations, (4) U.S.
asset-backed securities ("ABS"), (5) U.S. residential mortgage-backed securities
("MBS"), (6) U.S. commercial mortgage-backed securities ("CMBS"), (7) interest rate-related futures contracts and (8) interest rate-related or credit default-related swap contracts. The Fund defines investment grade fixed income securities as those that are rated, at the time purchased, in the top four categories by a rating agency such as Moody's Investors Service, Inc.
("Moody's") or Standard & Poor's Ratings Group ("S&P"), or, if unrated, determined to be of comparable quality. However, the fixed income portion of the
Fund's portfolio will be invested without restriction as to individual issuer country, type of entity, or capitalization. Futures and swap contracts are used for hedging purposes and as substitutes for fixed income securities. The Fund's adviser delegates management of the Fund's Fixed Income strategy portfolio to a sub-adviser.

The Fund seeks to achieve its secondary investment objective primarily by (1)
diversifying the Managed Futures strategy investments among asset classes and sub-strategies that are not expected to have returns that are highly correlated to each other or the equity markets and (2) by selecting Fixed Income strategy investments that are short-term to medium-term interest income-generating securities (those with maturities or average lives of less than 10 years) that are expected to be less volatile than the equity markets in general and that are not expected to have returns that are highly correlated to the equity markets or the Managed Futures strategy. However, the Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the
Fund may invest in fewer securities at any one time than a diversified fund.

The Fund and the adviser have requested, or intend to request, that the
Securities and Exchange Commission grant an order that allows the adviser to hire a new sub-adviser or sub-advisers without shareholder approval. Until that order is granted, shareholder approval is required if the adviser hires a new sub-adviser or sub-advisers. However, there is no guarantee that such an order will be issued.

ADVISER'S INVESTMENT PROCESS

The adviser will pursue the Fund's investment objectives, in part, by utilizing its investment and risk management process.

· Underlying Fund selection represents the result of quantitative and qualitative reviews that identify Underlying Funds and their managers chosen for their alternative investment market niche (investments other than stocks and bonds), historical performance, management accessibility, commitment, investment strategy, as well as process and methodology. Using this selection process, the adviser believes it can identify Underlying Funds with above-average expected returns and lower-than-average volatility.

· Risk Management represents the ongoing attention to the historical return performance of each Underlying Fund as well as the interaction or correlation of returns between Underlying Funds. Using this risk management process, the adviser believes the Fund, over time, will not be highly correlated to the equity markets and will provide the potential for reducing volatility in investors' portfolios.

The adviser buys securities that it believes offer above-average expected returns and lower-than-average volatility and sells them when it believes they have reached their target price, to adjust asset allocation or when more attractive investments are available.

SUB-ADVISER'S INVESTMENT PROCESS

The sub-adviser selects securities using a "top-down" approach that begins with the formulation of the sub-adviser's general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, the sub-adviser selects individual securities within these sectors or industries that it believes have above peer-group expected yield, potential for capital preservation or appreciation. The sub-adviser selects futures and swaps to hedge interest rate and credit risks and as substitutes for securities when it believes derivatives provide a better return profile or when specific securities are temporarily unavailable. The sub-adviser sells securities and derivatives to adjust interest rate risk, adjust credit risk, when a price target is reached, or when a security's or derivative's price outlook is deteriorating.

Risk, Heading	rr_RiskHeading	Principal Investment Risks:
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, there is the risk that you
could lose money through your investment in the Fund. Many factors affect the
Fund's net asset value and performance.

The following risks apply to the Fund's direct investments in securities and derivatives as well as the Fund's indirect risks through investing in Underlying
Funds and the Subsidiary.

· ABS, MBS and CMBS Risk: ABS, MBS and CMBS are subject to credit risk because underlying loan borrowers may default. Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity. The value of these securities may go down as a result of changes in prepayment rates on the underlying mortgages or loans. During periods of declining interest rates, prepayment rates usually increase and the Fund may have to reinvest prepayment proceeds at a lower interest rate. CMBS are less susceptible to this risk because underlying loans may have prepayment penalties or prepayment lock out periods.

· Commodity Risk: Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

· Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the
  Fund may be lowered if an issuer's financial condition changes.

· Derivatives Risk: Derivatives are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Short positions are subject to potentially unlimited liability. Purchased options may expire worthless. Over the counter derivatives, such as swaps, are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund's losses.

· Fixed Income Risk:  Typically, a rise in interest rates causes a decline in the value of fixed income securities. The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

· Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

· Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

· Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

· Leverage Risk: Using derivatives to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

· Limited History of Operations: The Fund is a new mutual fund and has a limited history of operation. In addition, the adviser has not previously managed a mutual fund.

· Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

· Management Risk: The adviser's and sub-adviser's judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the adviser's judgments about the potential performance of the sub-adviser may also prove incorrect and may not produce the desired results.

· Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

· Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The
  Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

· Regulatory Change Risk: Recently the CFTC has proposed changes to Rule 4.5 under the Commodity Exchange Act which, if adopted, could require the Fund and the Subsidiary to register with the CFTC. Such changes could potentially limit or restrict the ability of the Fund to pursue its investment strategy, and/or increase the costs of implementing its strategy.

· Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the adviser's ability to accurately anticipate the future value of a security or instrument. The Fund's losses are potentially unlimited in a short position transaction.

· Underlying Funds Risk: Underlying Funds are subject to management and other expenses, which will be indirectly paid by the Fund. Management expenses typically are up to 2% of Underlying Fund assets and may include additional performance-based compensation of up to 20% of Underlying Fund profits. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund will pay performance based fees to each manager without regard to the performance of other managers and the Underlying Fund's overall profitability. Underlying
  Funds are subject to specific risks, depending on the nature of the fund.

· Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the
  Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this
  Prospectus, will not be subject to all of the investor protections of the 1940
  Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this
  Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Who Should Invest in the Fund?

The adviser believes the Fund is appropriate for investors seeking the low-correlation benefits of managed futures investing, relative to traditional stock portfolios.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance:
Performance, Narrative	rr_PerformanceNarrativeTextBlock
Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting
www.LoCorrFunds.com or by calling 1-855-523-8637.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-855-523-8637
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.LoCorrFunds.com
LoCorr Managed Futures Strategy Fund (Prospectus Summary) | LoCorr Managed Futures Strategy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
LoCorr Managed Futures Strategy Fund (Prospectus Summary) | LoCorr Managed Futures Strategy Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
LoCorr Managed Futures Strategy Fund (Prospectus Summary) | LoCorr Managed Futures Strategy Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
LoCorr Managed Futures Strategy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee as a % of amount redeemed if sold within 30 days	rr_RedemptionFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.77%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.52%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.20%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	785
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,286
LoCorr Managed Futures Strategy Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee as a % of amount redeemed if sold within 30 days	rr_RedemptionFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.77%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.27%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.95%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	298
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	977
LoCorr Managed Futures Strategy Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee as a % of amount redeemed if sold within 30 days	rr_RedemptionFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.77%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.27%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.95%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	198
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	679

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least April 30, 2012, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 2.20%, 2.95% and 1.95% of the daily average net assets attributable to each of the Class A, Class C and Class I, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.